JONES, HALEY & MOTTERN, P.C.
                                ATTORNEYS AT LAW

                            SOUTH TERRACES, SUITE 170
                           115 PERIMETER CENTER PLACE
                           ATLANTA, GEORGIA 30346-1238
RICHARD W. JONES                  www.corplaw.net         Telephone 770-804-0500
email: jones@corplaw.net                                  Facsimile 770-804-0509






                                  June 29, 2007

VIA OVERNIGHT MAIL

Mr. Gregory Dundas, Senior Counsel United States Securities and Exchange Commission 100 F Street, N.E.
Washington, DC  20549

         Re: NB Telecom, Inc. Amendment No. 5 to the Registration Statement on Form SB-2; File Number: 333-134073 [JH&M File No. 3469.01]

Dear Mr. Dundas:

         This firm represents NB Telecom, Inc., ("Registrant" or the "Company") which initially filed a Form SB-2 Registration Statement on May 16, 2006. Your office provided comments to the filing by your letter dated June 8, 2006. Subsequently, the Registrant filed Amendment No. 1 to the Registration Statement on November 8, 2006 and your office provided comments to that filing by your letter dated December 12, 2006. On February 9, 2007 the Company filed Amendment No. 2 to the Registration Statement and your office provided comments to that filing by your letter dated March 13, 2007. On April 11, 2007, the Company filed Amendment No. 3 to the Registration Statement and your office provided comments to that filing by your letter dated May 2, 2007. On May 14, 2007 the Company filed Amendment No. 4 to the Registration Statement and your office provided comments to that filing by your letter dated June 11, 2007 the ("Comment Letter"). In your Comment Letter, you requested that the Registrant file a cover letter with its next Amendment to the Registration Statement, which provides responses to the numbered paragraphs of your Comment Letter, and which provides any supplemental information requested. At this time, we are submitting on behalf of the Registrant, Amendment No. 5 to the Registration Statement on Form SB-2, and we are also forwarding a redlined copy of the Registration Statement, which identifies changes from Amendment No. 4. The purpose of this letter is to facilitate your review by providing responses to your Comment Letter keyed to the paragraphs of the letter as requested, and to provide appropriate supplemental information as necessary.

         Our responses are as follows:

         Summary of Financial Information, Page 1

         1. The financial statements have been updated to include unaudited interim financial statements for the period ending March 31, 2007. The information in the summary financial table has been updated to include this information.

Mr. Gregory Dundas
June 29, 2007
Page 2


         Change in Control of USIP, Page 15

         2. The total issued and outstanding shares of common stock as of December 31, 2006 have been revised to reflect 49,632,222 shares outstanding.

         Capitalization, Page 21

         3. The Capitalization section has been revised throughout to reflect the March 31, 2007 financial statements.

         Dilution, Page 22

         4. The Dilution section has been revised to reflect the financial statements dated March 31, 2007.

         Management Discussion and Analysis, Page 22-24

         5. Management's Discussion and Analysis has been revised to reflect the financial statements for the period ending March 31, 2007.

         Board of Directors and Corporate Covenants, Page 29

         6. A new section entitled "Director Independence" has been added to address the issue of director independence referred to in Item 407(a)(1)(ii) of Regulation SB.

         Experts, Page 33

         7. The discussion under the heading Experts has been revised to discuss the dates of the audited financial statements.

         Financial Statements - Note 1 - Nature of business and summary of significant accounting policies; Organization, Page F-8

         8. The agreement for the merger/migration was signed on December 27, 2005 but the migration was ultimately effective with the State of Nevada on March 23, 2006. The footnotes and the discussion in the registration statement have been revised to reflect this information.

         General

         9. Updated financial statements consisting of financial statements for the interim period ending March 31, 2007 have been included to comply with Item 310(g) of Regulation SB, and a current consent to this Amendment has been included as an Exhibit to the registration statement.

Mr. Gregory Dundas
June 29, 2007
Page 3


         We trust these comments are helpful in facilitating your review of the amended Registration Statement and we appreciate your responsiveness to our filing. In light of the extended time this filing has been in registration, we are hopeful we can now proceed quickly to effectiveness. If you should have any questions, or if you need any clarification of the issues discussed in this letter, please contact me at the telephone number noted above.

                                             Sincerely,

                                             JONES, HALEY & MOTTERN, P.C.




                                             By:  /s/ Richard W. Jones
                                                  ------------------------------
                                                      Richard W. Jones


RWJ:jem